Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,762,996	¥ 1,754,661
Additions	213,485	174,443
Acquisition of subsidiaries and businesses		3,282
Disposals	(16,075)	(29,293)
Depreciation	(154,415)	(155,361)
Impairment losses	(31,617)	(43,708)	¥ (10,959)
Exchange differences	81,686	60,955
Others	(23,819)	(1,983)
Carrying amount, ending balance	1,832,241	1,762,996	1,754,661
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,917,353	2,787,323
Carrying amount, ending balance	3,098,551	2,917,353	2,787,323
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,154,357)	(1,032,662)
Carrying amount, ending balance	(1,266,310)	(1,154,357)	(1,032,662)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	435,129	437,735
Additions	24,586	15,951
Disposals	(4,086)	(18,287)
Depreciation	(18,869)	(17,165)
Impairment losses		(28,279)
Exchange differences	66,397	44,420
Others	(5,880)	754
Carrying amount, ending balance	497,277	435,129	437,735
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	608,839	551,598
Carrying amount, ending balance	710,680	608,839	551,598
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(173,710)	(113,863)
Carrying amount, ending balance	(213,403)	(173,710)	(113,863)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	485,999	487,660
Acquisition of subsidiaries and businesses		2
Disposals	(3,366)	(1,452)
Impairment losses	(5,802)	(1,050)
Exchange differences	400	258
Others		581
Carrying amount, ending balance	477,231	485,999	487,660
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	491,127	492,499
Carrying amount, ending balance	487,450	491,127	492,499
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(5,128)	(4,839)
Carrying amount, ending balance	(10,219)	(5,128)	(4,839)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	353,055	363,963
Additions	18,193	19,802
Disposals	(1,102)	(973)
Depreciation	(22,435)	(22,736)
Impairment losses	(25,711)	(14,092)
Exchange differences	1,174	1,281
Others	6,084	5,810
Carrying amount, ending balance	329,258	353,055	363,963
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	811,107	809,153
Carrying amount, ending balance	816,038	811,107	809,153
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(458,052)	(445,190)
Carrying amount, ending balance	(486,780)	(458,052)	(445,190)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	375,435	373,002
Additions	118,064	90,791
Acquisition of subsidiaries and businesses		2,622
Disposals	(5,217)	(6,906)
Depreciation	(89,324)	(93,734)
Exchange differences	8,702	9,610
Others	(663)	50
Carrying amount, ending balance	406,997	375,435	373,002
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	577,603	536,305
Carrying amount, ending balance	637,335	577,603	536,305
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(202,168)	(163,303)
Carrying amount, ending balance	(230,338)	(202,168)	(163,303)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	113,378	92,301
Additions	52,642	47,899
Acquisition of subsidiaries and businesses		658
Disposals	(2,304)	(1,675)
Depreciation	(23,787)	(21,726)
Impairment losses	(104)	(287)
Exchange differences	5,013	5,386
Others	(23,360)	(9,178)
Carrying amount, ending balance	121,478	113,378	92,301
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	428,677	397,768
Carrying amount, ending balance	447,048	428,677	397,768
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(315,299)	(305,467)
Carrying amount, ending balance	¥ (325,570)	¥ (315,299)	¥ (305,467)